SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 17 - SUBSEQUENT EVENTS

On March 21, 2023, the Company announced that following its internal assessment of the clinical data collected to date from its calibration studies, it has determined that the current efficacy results do not meet its goal in order to proceed to the powered portion of the U.S. pivotal study.  As a result, the Company has adopted a plan of action that includes conducting additional clinical data analysis and approaching the FDA to make amendments to the U.S. pivotal study protocol that are expected to be part of an IDE supplement submission to the FDA, and which are subject to FDA approval. In addition, the Company plans to continue conducting its calibration studies, albeit at a slower pace, to collect additional clinical data and it is also implementing a cost reduction plan, in order to extend its cash runway. The initiation of the powered portion of the U.S. pivotal study that was expected in mid-2023 is therefore temporarily postponed.